AXS Merger Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 109.9%
	AUTO MANUFACTURERS — 3.5%
62,200	Navistar International Corp.*	$2,767,900
	BANKS — 7.1%
75,300	Cadence BanCorp - Class A	1,572,264
78,200	CIT Group, Inc.	4,034,338
1	Prosperity Bancshares, Inc.	72
		5,606,674
	BIOTECHNOLOGY — 8.3%
30,800	Alexion Pharmaceuticals, Inc.*	5,658,268
24,200	Constellation Pharmaceuticals, Inc.*	817,960
		6,476,228
	BUILDING MATERIALS — 0.1%
1,800	Forterra, Inc.*	42,318
	CHEMICALS — 2.4%
27,700	W R Grace & Co.	1,914,624
	COMMERCIAL SERVICES — 14.3%
99,800	IHS Markit Ltd.	11,243,468
	DIVERSIFIED FINANCIAL SERVICES — 1.2%
65,900	Boston Private Financial Holdings, Inc.	972,025
	ELECTRONICS — 0.6%
1,900	Coherent, Inc.*	502,246
	ENTERTAINMENT — 1.2%
30,900	Cineplex, Inc.*	371,418
16,400	Great Canadian Gaming Corp.*	587,940
		959,358
	FOREST PRODUCTS & PAPER — 1.1%
15,100	Domtar Corp.*	829,896
	HEALTHCARE-PRODUCTS — 1.1%
22,400	Luminex Corp.	824,320
	HEALTHCARE-SERVICES — 4.9%
31,900	Magellan Health, Inc.*	3,004,980
17,500	PPD, Inc.*	806,575
		3,811,555

AXS Merger Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE — 11.9%
55,800	Watford Holdings Ltd.*	$1,952,442
32,215	Willis Towers Watson PLC	7,410,094
		9,362,536
	INTERNET — 6.8%
27,300	Proofpoint, Inc.*	4,743,648
70,500	Sogou, Inc. - ADR*	601,365
		5,345,013
	MINING — 0.0%
2	Newmont Corp.	127
	OFFICE FURNISHINGS — 0.2%
6,200	Knoll, Inc.	161,138
	OIL & GAS — 0.0%
111	Chevron Corp.	11,626
	PHARMACEUTICALS — 8.3%
39,300	PRA Health Sciences, Inc.*	6,492,753
	REAL ESTATE — 4.0%
132,597	Brookfield Property Partners LP	2,512,713
10,100	Deutsche Wohnen S.E.	617,688
		3,130,401
	REITS — 7.0%
1	Digital Realty Trust, Inc. - REIT	151
2	Prologis, Inc. - REIT	239
20,000	QTS Realty Trust, Inc. - Class A - REIT	1,546,000
85,600	VEREIT, Inc. - REIT	3,931,608
		5,477,998
	SEMICONDUCTORS — 10.6%
44,300	Maxim Integrated Products, Inc.	4,667,448
25,300	Xilinx, Inc.	3,659,392
		8,326,840
	SOFTWARE — 12.9%
12,700	Change Healthcare, Inc.*	292,608
35,600	Cloudera, Inc.*	564,616
68,900	Nuance Communications, Inc.*	3,750,916
123,800	Slack Technologies, Inc. - Class A*	5,484,340
		10,092,480

AXS Merger Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS — 1.3%
92,600	ORBCOMM, Inc.*	$1,040,824
	TRANSPORTATION — 1.1%
3,000	Kansas City Southern	850,110
	TOTAL COMMON STOCKS
	(Cost $79,554,550)	86,242,458

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.2%
	CALL OPTIONS — 0.2%
227	Aon PLC - Class A Exercise Price: $240.00, Notional Amount: $5,448,000, Expiration Date: August 20, 2021	199,306
	TOTAL CALL OPTIONS
	(Cost $159,135)	199,306
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $159,135)	$199,306

Number of Shares
	SHORT-TERM INVESTMENTS — 0.5%
390,257	Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%[1]	390,257
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $390,257)	390,257
	TOTAL INVESTMENTS — 110.6%
	(Cost $80,103,942)	86,832,021
	Liabilities in Excess of Other Assets — (10.6)%	(8,353,581)
	TOTAL NET ASSETS — 100.0%	$78,478,440
	SECURITIES SOLD SHORT — (63.9)%
	COMMON STOCKS — (63.9)%
	BANKS — (8.2)%
(52,710)	BancorpSouth Bank	(1,493,274)
(4,908)	First Citizens BancShares, Inc. - Class A	(4,087,088)
(8)	Huntington Bancshares, Inc.	(114)
(1,502)	SVB Financial Group*	(835,758)
		(6,416,234)
	COMMERCIAL SERVICES — (14.8)%
(28,324)	S&P Global, Inc.	(11,625,586)

AXS Merger Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ELECTRONICS — (0.1)%
(1,729)	II-VI, Inc.*	(125,508)
	HEALTHCARE-SERVICES — (4.3)%
(16,212)	ICON PLC*	(3,351,182)
	HOME FURNISHINGS — (0.1)%
(1,984)	Herman Miller, Inc.	(93,526)
	INSURANCE — (10.6)%
(34,792)	Aon PLC - Class A	(8,306,938)
(144)	Brookfield Asset Management Reinsurance Partners Ltd. - Class A*	(7,491)
		(8,314,429)
	PHARMACEUTICALS — (5.0)%
(65,430)	AstraZeneca PLC - ADR	(3,919,257)
(1)	Jazz Pharmaceuticals PLC*	(178)
		(3,919,435)
	REITS — (5.1)%
(60,320)	Realty Income Corp. - REIT	(4,025,757)
	SEMICONDUCTORS — (11.3)%
(43,601)	Advanced Micro Devices, Inc.*	(4,095,442)
(27,909)	Analog Devices, Inc.	(4,804,813)
		(8,900,255)
	SOFTWARE — (3.0)%
(9,599)	salesforce.com, Inc.*	(2,344,748)
	VENTURE CAPITAL — (1.4)%
(20,976)	Brookfield Asset Management, Inc. - Class A	(1,069,356)
	TOTAL COMMON STOCKS
	(Proceeds $44,017,780)	(50,186,016)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $44,017,780)	$(50,186,016)

AXS Merger Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (0.1)%
	CALL OPTIONS — (0.1)%
(227)	Aon PLC - Class A Exercise Price: $260.00, Notional Amount: $(5,902,000), Expiration Date: August 20, 2021	$(70,370)
	TOTAL CALL OPTIONS
	(Proceeds $50,840)	(70,370)
	PUT OPTIONS — (0.0)%
(227)	Aon PLC - Class A Exercise Price: $210.00, Notional Amount: $(4,767,000), Expiration Date: August 20, 2021	(31,780)
	TOTAL PUT OPTIONS
	(Proceeds $79,215)	(31,780)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $130,055)	$(102,150)

PLC – Public Limited Company
ADR – American Depository Receipt
LP – Limited Partnership
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.